EARNINGS PER COMMON SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Common Share [Abstract]
EARNINGS PER COMMON SHARE
19.  EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the three and nine months ended September 30, 2013 and 2012, respectively:

	For The Three Months Ended		For The Nine Month Ended
	September 30,		September 30,
	2013 (Unaudited)	2012 (Unaudited)	2013 (Unaudited)	2012 (Unaudited)

Net income attributable to the common shareholders	$1,608,769	$1,914,550	$5,142,460	$6,570,598
Basic weighted-average common shares outstanding	9,692,533	8,285,815	9,233,381	7,611,688
Effect of dilutive securities	-	-	-	-
Diluted weighted-average common shares outstanding	9,692,533	8,285,815	9,233,381	7,611,688

Earnings per share:
Basic	$0.17	$0.23	$0.56	$0.86
Diluted	$0.17	$0.23	$0.56	$0.86

Shares associated with convertible preferred stock are not included because the inclusion would be dilutive. The total numbers of such shares excluded from the calculation of diluted per common share were 348,462 and 348,462 for the nine months ended September 30, 2013 and three months ended September 30, 2013, respectively.

19.	EARNINGS PER COMMON SHARE

The following table sets forth the computation of basic and diluted earnings per common share for the year ended December 31, 2012 and 2011:

	December 31,	December 31,
	2012	2011

Net income attributed to common shareholders	$8,312,469	$8,301,905

Denominator for basic earnings per share-weighted average shares outstanding (pre-split)	7,960,662	7,270,900

Effect of dilutive securities:	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities (pre-split)	7,960,662	7,270,900

Earnings per share - basic	$1.044	$1.142

Earnings per share- diluted	$1.044	$1.142

After the issuance of the audited financial statements for December 31, 2012, the Company completed a 0.7812 to 1 reverse stock split on May 20, 2013; accordingly, the earnings per share for the audited periods were computed on a pre-split basis.  As of December 31, 2012 and 2011, the Company did not have dilutive securities outstanding.